Fair value of financial instruments	12 Months Ended
Dec. 31, 2018
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Fair value of financial instruments

Note 28 – Fair value of financial instruments

In cases where market prices are not available, fair values are based on estimates using discounted cash flows or other valuation techniques. These techniques are significantly affected by the assumptions adopted, including the discount rate and estimate of future cash flows. The estimated fair value achieved through these techniques cannot be substantiated by comparison with independent markets and, in many cases, it cannot be realized in the immediate settlement of the instrument.

The following table summarizes the carrying and estimated fair values for financial instruments:

			12/31/2018		12/31/2017
			Carrying value	Estimated fair value	Carrying value	Estimated fair value
Cash deposits on demand	(a	)	37,159	37,159	18,749	18,749
Financial assets			1,424,876	1,433,116	1,330,251	1,338,314
Central Bank compulsory deposits	(a	)	94,148	94,148	98,837	98,837
At Amortized Cost			994,759	1,002,999	905,729	913,792
Interbank deposits	(b	)	26,420	26,510	29,048	29,112
Securities purchased under agreements to resell	(a	)	280,136	280,136	244,707	244,707
Securities	(c	)	110,395	112,171	111,424	113,049
Loan operations and lease operations portfolio (*)	(d	)	536,091	542,465	497,719	504,093
Other financial assets	(e	)	75,090	75,090	59,568	59,568
(-) Provision for Expected Loss			(33,373)	(33,373)	(36,737)	(36,737)
At Fair Value Through Other Comprehensive Income			49,323	49,323	52,149	52,149
Securities	(c	)	49,323	49,323	52,149	52,149
At Fair Value Through Profit or Loss			286,646	286,646	273,536	273,536
Securities	(c	)	263,180	263,180	250,693	250,693
Derivatives	(c	)	23,466	23,466	22,843	22,843
Financial liabilities			1,151,237	1,150,700	1,056,717	1,054,981
At Amortized Cost			1,119,734	1,119,197	1,024,584	1,022,848
Deposits	(b	)	463,424	463,363	402,938	402,911
Securities sold under repurchase agreements	(a	)	330,237	330,237	312,634	312,634
Interbank market debt	(b	)	134,670	134,533	124,587	124,257
Institutional market debt	(b	)	93,974	93,635	98,482	97,103
Other financial liabilities	(e	)	97,429	97,429	85,943	85,943
At Fair Value Through Profit or Loss			27,711	27,711	27,211	27,211
Derivatives	(c	)	27,519	27,519	26,746	26,746
Structured notes			192	192	465	465
Provision for Expected Loss			3,792	3,792	4,922	4,922
Loan Commitments			2,601	2,601	3,015	3,015
Financial Guarantees			1,191	1,191	1,907	1,907

(*)	In the composition of balance there are operations designated at fair value through profit or loss, in the amount of R$ 102 at 12/31/2017.

Financial instruments not included in the Balance Sheet (Note 32) are represented by Standby letters of credit and financial guarantees provided, which amount to R$ 76,852 (R$ 79,703 at 12/31/2017) with an estimated fair value of R$ 1,168 (R$ 935 at 12/31/2017).

The methods and assumptions adopted to estimate the fair value are defined below:

a)

Cash and deposits on demand, Central Bank compulsory deposits, Securities purchased under agreements to resell, Securities sold under repurchase agreements – The carrying amounts for these instruments approximate their fair values.

b)	Interbank deposits, Deposits, Interbank and Institutional Market Funds – they are calculated by discounting estimated cash flows at market interest rates.

c)

Securities and Derivatives – Under usual conditions, the prices quoted in the market are the best indicators of fair values of these financial instruments. However, not all instruments have liquidity or quoted market prices and, in such cases, it is necessary to adopt present value estimates and other techniques to establish their fair value. In the absence of the prices quoted by the Brazilian Association of Entities from Financial and Capital Markets (ANBIMA), the fair values of government securities are determined based on the interest rates provided by brokers. The fair values of corporate debt securities are calculated by discounting estimated cash flows at market interest rates. The fair values of shares are computed based on their prices quoted in the market. The fair values of derivative financial instruments were determined as follows:

•

Swaps: The cash flows are discounted to present value based on yield curves that reflect the appropriate risk factors drawn mainly based on the exchange price of derivatives at B3, of Brazilian government securities in the secondary market or derivatives and securities traded abroad. These yield curves may be used to obtain the fair value of currency swaps, interest rate swaps and swaps based on other risk factors (commodities, stock exchange indices, etc.).

•	Futures and forwards: Quotations on exchanges or criteria identical to those applied to swaps.

•

Options: determined based on mathematical models, such as Black & Scholes, using data, in general from Bloomberg, of implicit volatility, interest rate yield curve and fair value of the underlying asset. Current market prices of options are used to compute the implicit volatilities.

•

Loans: They are inversely related to the probability of default (PD) in a financial instrument subject to credit risk. The process of adjusting the market price of these spreads is based on the differences between the yield curves with and without credit risk.

d)

Loan operations and lease operations – Fair value is estimated based on groups of loans with similar financial and risk characteristics, using valuation models. The fair value of fixed-rate loans was determined by discounting estimated cash flows, applying current interest rates for similar loans. For the majority of loans at floating rate, the carrying amount was considered close to their fair value. The fair value of loan and lease operations not overdue was calculated by discounting the expected payments of principal and interest through maturity, at the aforementioned rates. The fair value of overdue loan and lease transactions was based on the discount of estimated cash flows, using a rate proportional to the risk associated with the estimated cash flows, or on the underlying collateral. The assumptions related to cash flows and discount rates are determined using information available in the market and the borrower’s specific information of the debtor.

e)

Other financial assets / liabilities – primarily composed of receivables from credit card issuers, deposits in guarantee for contingent liabilities, provisions and legal obligations and trading and intermediation of securities. The carrying amounts for these assets/liabilities substantially approximate their fair values, since they principally represent amounts to be received in the short term from credit card holders and to be paid to credit card acquirers, judicially required deposits (indexed to market rates) made by ITAÚ UNIBANCO HOLDING as guarantees for lawsuits or very short-term receivables (generally with a maturity of approximately 5 (five) business days). All of these items represent assets / liabilities without significant associated market, credit and liquidity risks.

Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets. An active market is a market in which transactions for the asset or liability being measured occur often enough and with sufficient volume to provide pricing information on an ongoing basis.

Level 2: Information that is observable for the asset or liability either directly or indirectly. Level 2 generally includes: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current, or quoted prices vary substantially either over time or among market makers, or in which little information is released publicly; (iii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, etc.); (iv) inputs that are mainly derived from or corroborated by observable market data through correlation or by other means.

Level 3: Inputs are unobservable for the asset or liability. Unobservable information shall be used to measure fair value to the extent that observable information is not available, thus allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Financial assets at fair value through profit or loss, including Derivatives, and at fair value through other comprehensive income:

Level 1: Highly-liquid securities with prices available in an active market and derivatives traded on stock exchanges. This classification level includes most of the Brazilian government securities, other foreign government securities, shares and debentures traded on stock exchanges and other securities traded in an active market.

Level 2: When the pricing information is not available for a specific security, the assessment is usually based on prices quoted in the market for similar instruments, pricing information obtained for pricing services, such as Bloomberg, Reuters and brokers (only when the prices represent actual transactions) or discounted cash flows, which use information for assets actively traded in an active market. These securities are classified into Level 2 of the fair value hierarchy and are comprised of certain Brazilian government securities, debentures, some government securities quoted in a less-liquid market in relation to those classified into Level 1, and some share prices in investment funds.

Derivatives included in Level 2 are credit default swaps, cross-currency swaps, interest rate swaps, simple options and certain forwards, since information adopted by pricing models are immediately observable in actively quoted markets. The models used for these instruments are Black & Scholes, Garman & Kohlhagen, Monte Carlo and discounted cash flow.

ITAÚ UNIBANCO HOLDING does not hold positions in alternative investment funds or private equity funds.

Level 3: When no pricing information in an active market, ITAÚ UNIBANCO HOLDING uses internally developed models, from curves generated according to the proprietary model. The Level 3 classification includes some Brazilian government and private securities falling due after 2025 and securities that are not usually traded in an active market.

Derivatives with fair values classified into Level 3 of the fair value hierarchy are composed of exotic options, certain swaps indexed to non-observable information, and swaps with other products, such as swap with option and target flow, credit derivatives and futures of certain commodities.

All aforementioned methodologies may result in a fair value that may not be indicative of the net realizable value or future fair values. However, ITAÚ UNIBANCO HOLDING believes that all methodologies used are appropriate and consistent with the other market participants. However, the adoption of other methodologies or assumptions different than those used to estimate fair value may result in different fair value estimates at the balance sheet date.

Distribution by level

The following table presents the breakdown of fair value hierarchy levels.

	12/31/2018				12/31/2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	224,872	34,206	2,833	261,911	213,421	31,579	3,947	248,947

Investment funds	2,003	2,323	0	4,326	1,738	1,775	—	3,513
Brazilian government securities	213,816	3,242	0	217,058	205,027	2,816	1	207,844
Government securities – other countries	1,517	562	0	2,079	1,643	2,306	—	3,949

Argentina	1,129	0	0	1,129	1,466	—	—	1,466
Chile	147	155	0	302	39	18	—	57
Colombia	0	207	0	207	—	2,092	—	2,092
United States	117	0	0	117	100	—	—	100
Italy	0	115	0	115	—	—	—	—
Mexico	120	0	0	120	5	—	—	5
Paraguay	0	1	0	1	—	3	—	3
Uruguay	0	84	0	84	—	193	—	193
Other	4	0	0	4	33	—	—	33
Corporate securities	7,536	28,079	2,833	38,448	5,013	24,682	3,946	33,641

Shares	6,175	2,003	1,268	9,446	3,875	65	2,019	5,959
Bank deposit certificates	1	968	0	969	1	334	—	335
Securitized real estate loans	0	0	1,411	1,411	—	—	1,795	1,795
Debentures	168	4,707	85	4,960	486	2,608	122	3,216
Eurobonds and others	1,192	173	31	1,396	651	37	—	688
Financial credit bills	0	19,719	5	19,724	—	21,170	—	21,170
Promissory notes	0	435	0	435	—	391	—	391
Other	0	74	33	107	—	77	10	87
Financial assets at fair value through other comprehensive income	30,680	18,643	0	49,323	35,234	16,915	—	52,149

Brazilian government securities	27,038	801	0	27,839	32,218	708	—	32,926
Government securities – other countries	2,448	16,324	0	18,772	1,550	14,992	—	16,542

Germany	22	0	0	22	—	—	—	—
Chile	0	7,653	0	7,653	—	9,550	—	9,550
Colombia	0	5,505	0	5,505	—	3,020	—	3,020
United States	2,425	193	0	2,618	1,550	—	—	1,550
France	0	891	0	891	—	—	—	—
Paraguay	0	1,529	0	1,529	—	1,800	—	1,800
Uruguay	0	553	0	553	—	622	—	622
Other	1	0	0	1	—	—	—	—
Corporate securities	1,194	1,518	0	2,712	1,466	1,215	—	2,681

Shares	161	0	0	161	148	—	—	148
Bank deposit certificates	0	1,053	0	1,053	—	685	—	685
Debentures	0	2	0	2	—	1	—	1
Eurobonds and others	1,033	463	0	1,496	1,318	529	—	1,847
Financial assets at fair value through profit or loss	1,269	0	0	1,269	1,746	—	—	1,746

Brazilian government securities	1,269	0	0	1,269	1,746	—	—	1,746
Financial liabilities designated at fair value through profit or loss	0	192	0	192	—	465	—	465

Structured notes	0	192	0	192	—	465	—	465

The following table presents the breakdown of fair value hierarchy levels for our derivative assets and liabilities.

	12/31/2018				12/31/2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	15	23,309	142	23,466	158	22,249	436	22,843

Futures Contract	0	0	0	0	158	—	—	158
Swap Contract– adjustment receivable	0	12,959	90	13,049	—	8,821	369	9,190
Options Contract	0	4,163	52	4,215	—	3,271	66	3,337
Forwards Contract	0	1,835	0	1,835	—	6,911	—	6,911
Credit derivatives - financial Institutions	0	120	0	120	—	137	—	137
NDF - Non Deliverable Forward	0	3,711	0	3,711	—	2,950	—	2,950
Check of swap - Companies	0	44	0	44	—	68	—	68
Other derivative financial instruments	15	477	0	492	—	91	1	92
Liabilities	(22)	(27,471)	(26)	(27,519)	—	(26,643)	(103)	(26,746)

Swap Contract – adjustment payable	0	(19,351)	(3)	(19,354)	—	(13,590)	(102)	(13,692)
Options Contract	0	(3,906)	(23)	(3,929)	—	(2,792)	(1)	(2,793)
Forwards Contract	0	(470)	0	(470)	—	(6,272)	—	(6,272)
Credit derivatives - financial Institutions	0	(140)	0	(140)	—	(58)	—	(58)
NDF - Non Deliverable Forward	0	(3,384)	0	(3,384)	—	(3,745)	—	(3,745)
Check of swap - Companies	0	(162)	0	(162)	—	(122)	—	(122)
Other derivative financial instruments	(22)	(58)	0	(80)	—	(64)	—	(64)

There were no significant transfer between Level 1 and Level 2 during the period from December 31, 2018. Transfers to and from Level 3 are presented in movements of Level 3.

Measurement of fair value Level 2 based on pricing services and brokers

To assure that the fair value of these instruments is properly classified as Level 2, internal analysis of the information received are conducted, so as to understand the nature of the input by the service provider.

Prices provided by pricing services that meet the following requirements are considered Level 2: input is immediately available, regularly distributed, provided by sources actively involved in significant markets and it is not proprietary.

Of the total of R$ 52,849 in financial instruments classified as Level 2, on December 31, 2018, pricing service or brokers were used to evaluate securities at the value of R$ 22,231, substantially represented by:

•

Debentures: When available, we use price information for transactions recorded in the Brazilian Debenture System (SND), an electronic platform operated by B3, which provides multiple services for transactions involving debentures in the secondary market. Alternatively, prices of debentures provided by ANBIMA are used. Its methodology includes obtaining, on a daily basis, illustration and non-binding prices from a group of market players deemed to be significant. Such information is subject to statistical filters established in the methodology, with the purpose of eliminating outliers.

•

Global and corporate securities: The pricing process for these securities consists in capturing from 2 to 8 quotes from Bloomberg, depending on the asset. The methodology consists in comparing the highest purchase prices and the lowest sale prices of trades provided by Bloomberg for the last day of the month. Such prices are compared with information from purchase orders that the Institutional Treasury of ITAÚ UNIBANCO HOLDING. Should the difference between them be lower than 0.5%, the average price of Bloomberg is used. Should it be higher than 0.5% or if the Institutional Treasury does not provide information on this specific security, the average price gathered directly from other banks is used. The price of the Institutional Treasury is used as a reference only and never in the computation of the final price.

Level 3 recurring fair value measurements

The departments in charge of defining and applying the pricing models are segregated from the business areas. The models are documented, submitted to validation by an independent area and approved by a specific committee. The daily process of price capture, calculation and disclosure are periodically checked according to formally defined testing and criteria and the information is stored in a single and corporate history data base.

The most recurring cases of assets classified as Level 3 are justified by the discount factors used. Factors such as the fixed interest curve in Brazilian Reais and the TR coupon curve – and, as a result, its related factors – have inputs with terms shorter than the maturities of these fixed-income assets. For swaps, the analysis is carried out by index for both parties. There are some cases in which the inputs periods are shorter than the maturity of the derivative.

Level 3 recurring fair value changes

The tables below show the changes in balance sheet for financial instruments classified by ITAÚ UNIBANCO HOLDING in Level 3 of the fair value hierarchy. Derivative financial instruments classified in Level 3 correspond to other derivatives indexed to shares.

	Fair value at 12/31/2017	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2018	Total Gains or Losses (Unrealized)
		Recognized in the result	Recognized in other comprehensive income
Financial assets designated at fair value	3,947	(377)	—	90	(353)	(474)	2,833	(618)

Brazilian government securities	1	(1)	—	—	—	—	0	—
Corporate securities	3,946	(376)	—	90	(353)	(474)	2,833	(618)
Shares	2,019	34	—	—	(203)	(582)	1,268	(442)
Securitized real estate loans	1,795	(359)	—	57	(89)	7	1,411	19
Debentures	122	(41)	—	—	(53)	57	85	(196)
Eurobonds and others	—	2	—	20	(2)	11	31	—
Financial credit bills	—	—	—		—	5	5	—
Other	10	(12)	—	13	(6)	28	33	1

	Fair value at 12/31/2017	Total gains or losses (realized /unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2018	Total Gains or Losses (Unrealized)
		Recognized in the result	Recognized in other comprehensive income
Derivatives - assets	436	(3)	—	205	(254)	(242)	142	61

Swap Contract– adjustment receivable	369	(5)	—	—	(30)	(244)	90	61
Options Contract	66	2		205	(223)	2	52	—
Other derivative financial instruments	1				(1)		0	—

Derivatives - liabilities	(103)	40	—	(148)	141	44	(26)	6

Swap Contract – adjustment payable	(102)	(37)	—	—	92	44	(3)	(3)
Options Contract	(1)	77	—	(148)	49	—	(23)	9
	Fair value at 12/31/2016	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2017	Total Gains or Losses (Unrealized)
		Recognized in the result	Recognized in other comprehensive income
Financial assets designated at fair value through profit or loss	3,808	(232)	—	578	(146)	(61)	3,947	(412)

Brazilian government securities	1	—	—	—	—	—	1	(1)
Corporate securities	3,807	(232)	—	578	(146)	(61)	3,946	(411)
Shares	1,662	122	—	400	—	(165)	2,019	(274)
Securitized real estate loans	2,092	(355)	—	58	—	—	1,795	16
Debentures	37	(1)	—	106	(124)	104	122	(153)
Eurobonds and others	—	—	—	9	(9)	—	—	—
Other	16	2	—	5	(13)	—	10	—
Financial assets designated at fair value through other comprehensive income	227	—	—	200	(427)	—	—	—

Corporate securities	227	—	—	200	(427)	—	—	—
Securitized real estate loans	6	—	—	—	(6)	—	—	—
Eurobonds and others	221	—	—	200	(421)	—	—	—

	Fair value at 12/31/2016	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2017	Total Gains or Losses (Unrealized)
		Recognized in the result	Recognized in other comprehensive income
Derivatives - Assets	521	(33)	101	—	(244)	91	436	17

Swap Contract– adjustment receivable	468	(41)	—	—	(100)	42	369	32
Options Contract	47	12	101	—	(143)	49	66	(14)
Other derivative financial instruments	6	(4)	—	—	(1)	—	1	(1)

Derivatives - Liabilities	(60)	(117)	(15)	—	111	(22)	(103)	(57)

Swap Contract – adjustment payable	(56)	(122)	—	—	97	(21)	(102)	(60)
Options Contract	(4)	5	(15)	—	13	—	(1)	3
Credit derivatives - financial Institutions	—	—	—	—	1	(1)	—	—

Sensitivity analyses operations of Level 3

The fair value of financial instruments classified in Level 3 is measured through assessment techniques based on correlations and associated products traded in active markets, internal estimates and internal models.

Significant unverifiable inputs used for measurement of the fair value of instruments classified in Level 3 are: interest rates, underlying asset prices and volatility. Significant variations in any of these inputs separately may give rise to significant changes in the fair value.

The table below shows the sensitivity of these fair values in scenarios of changes of interest rates, asset prices, or in scenarios vary in prices with shocks and the volatility for non-linear assets:

Sensitivity – Level 3 Operations		12/31/2018		12/31/2017
Market risk factor groups	Scenarios	Impact		Impact
		Result	Stockholders’ equity	Result	Stockholders’ equity
	I	(0.4)	(1.2)	(1.9)	(2.4)
Interest rates	II	(9.3)	(29.3)	(47.0)	(55.4)
	III	(18.6)	(57.8)	(93.9)	(114.5)

Shares	I	(63.4)	0	(146.6)	—
	II	(126.8)	0	(293.2)	—

Nonlinear	I	(48.2)	0	(9.2)	—
	II	(89.3)	0	(11.9)	—

The following scenarios are used to measure the sensitivity:

Interest rate

Based on reasonably possible changes in assumptions at 1, 25 and 50 basis points (scenarios I, II and III respectively) in the interest curves, both for increase and decrease, considering the largest losses resulting in each scenario.

Shares

Based on reasonably possible changes in assumptions at 5 and 10 percentage points (scenarios I and II respectively) in prices of currencies, commodities and ratios, both for increase and decrease, considering the largest losses resulting in each scenario.

Non linear

Scenario I: Based on reasonably possible changes in assumptions at 5 percentage points in prices and 25 percentage points the level in volatility, both for increase and decrease, considering the largest losses resulting in each scenario.

Scenario II: Based on reasonably possible changes in assumptions at 10 percentage points in prices and 25 percentage points the level in volatility, both for increase and decrease, considering the largest losses resulting in each scenario.